Income Taxes - Net deferred tax assets/(liabilities) (Detail) - USD ($) $ in Thousands	Oct. 29, 2016	Oct. 31, 2015
Income Tax Disclosure [Abstract]
Current deferred tax asset		$ 23,599
Noncurrent deferred tax liability	$ (17,449)	(45,604)
Net deferred tax liability	$ (17,449)	$ (22,005)